Note 4 - Federal income tax: (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Federal statutory income tax rate	34.00%	34.00%
NOL carry-forwards for federal income tax purposes	$ 2,207,740
Offset against future taxable income until (year)	2025